February 4, 2005

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549
Attention: Filings – Rule 497 (j)
Re:	Dreyfus Premier Stock Funds
-Dreyfus Premier Small Cap Equity Fund
-Dreyfus Premier International Small Cap Fund
-Dreyfus Premier International Equity Fund
CIK No. 1199348
1940 Act File No. 811-21236
Registration Statement File No. 333-100610

Dear Sir/Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Combined Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-1A filed pursuant to Rule 485 (a) with the Securities and Exchange Commission on January 28, 2005.

Please address any comments or questions to the undersigned at (212) 922-6759.

Very truly yours, /s/Yelena Furmanova Yelena Furmanova